Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable
	As of December 31,
	2021	2022
	RMB	RMB	US$

Accounts receivable	6,699	3,803	551
Allowance for doubtful accounts	(1,145)	(1,568)	(227)
Balance at end of year	5,554	2,235	324

Schedule of movement in the allowances for doubtful debts
	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Balance at beginning of year	177	304	1,145	166
Additional provision	758	841	423	61
Write-offs	(631)	—	—	—
Balance at end of year	304	1,145	1,568	227